LONG-TERM DEBT (Schedule of Maturities of Long-term Debt in Subsequent Periods) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
2012	$ 274	$ 1,484
2013	3,687	4,197
2014	20	344
Long-term debt, total	$ 3,981	$ 6,025